Due From Factor (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Subsequent Event [Member]
Factoring fee, percentage	1.50%	2.25%		1.50%
Factoring fee, minimum		$ 12,000
Monthly payment, factoring fee		1,000
Financing fee, interest terms		one month LIBOR plus 5.37%
Accounts and Other Receivables, Net, Current	$ 0	$ 203,351	$ 0